Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of transactions between related parties and compensation to Directors and Key Management	The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2024				2023				2022
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/ (income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/ (income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€1,155	€461	€37	€—	€1,339	€779	€27	€—	€1,129	€1,699	€24	€—
FCA Bank	—	—	—	—	—	—	—	—	2,007	33	30	21
Leasys	813	20	(7)	1	960	12	6	—	—	—	—	—
Finance companies in partnership with SCF and BNPP PF(1)	7,248	738	(19)	35	8,973	471	(7)	14	7,773	623	1	(2)
Other	32	26	—	(27)	76	178	(1)	(5)	167	604	12	(13)
Total joint arrangements	9,248	1,245	11	9	11,348	1,440	25	9	11,076	2,959	67	6
Other	204	12	(3)	(1)	23	196	2	(1)	65	183	16	—
Total associates	204	12	(3)	(1)	23	196	2	(1)	65	183	16	—
CNHI	10	—	—	—	28	—	(3)	—	50	—	—	—
Iveco	102	14	—	—	218	19	(5)	—	233	26	(1)	—
Ferrari N.V.	3	6	(1)	—	16	51	(1)	—	22	83	—	—
Directors and Key Management	—	—	50	—	—	—	87	—	—	—	75	—
Other	—	—	32	—	1	—	43	—	1	1	48	—
Total CNHI, Ferrari, Directors and other	115	20	81	—	263	70	121	—	306	110	122	—
Total unconsolidated subsidiaries	19	34	13	—	95	24	—	—	17	50	5	(1)
Total transactions with related parties	€9,586	€1,311	€102	€8	€11,729	€1,730	€148	€8	€11,464	€3,302	€210	€5

Total for the Company	€156,878	€136,360	€9,299	€(345)	€189,544	€151,400	€9,541	€(42)	€179,592	€144,327	€8,981	€768
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(1) As a result of the reorganization of the financing activities within Europe in 2023, the transactions of the financing companies in partnership with SCF and BNPP have a similar nature. As such, the transactions have been aggregated and 2022 have been represented for comparability
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2024				2023
	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€57	€147	€—	€—	€164	€180	€—	€—
Leasys	97	143	—	79	147	104	—	38
Finance companies in partnership with SCF and BNPP PF	1,082	648	31	41	943	400	38	22
Other	804	43	—	74	205	69	—	—
Total joint arrangements	2,040	981	31	194	1,459	753	38	60
Other	142	20	—	—	237	34	—	—
Total associates	142	20	—	—	237	34	—	—
CNHI	8	1	—	—	11	1	—	—
Iveco	25	8	—	—	42	40	—	—
Ferrari N.V.	5	2	—	—	8	19	—	—
Other	6	78	—	(1)	1	25	—	—
Total CNHI, Ferrari N.V. and other	44	89	—	(1)	62	85	—	—
Total unconsolidated subsidiaries	51	35	—	2	188	26	—	7
Total originating from related parties	€2,277	€1,125	€31	€195	€1,946	€898	€38	€67

Total for the Company	€24,547	€53,222	€10,016	€27,211	€21,359	€56,643	€4,778	€24,685
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(1) Relating to Debt excluding Asset-backed financing, refer to Note, 22 Debt for additional information